APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------


Chase Vista Select
Fixed Income Funds
SEMI-ANNUAL REPORT

SELECT BOND FUND

SELECT INTERMEDIATE BOND FUND

SELECT SHORT-TERM BOND FUND


[CHASE VISTA FUNDS(SM) LOGO]





SASEQ1-3-699

                                   Highlights

o The U.S. economy grew at a stronger-than-expected annual rate of 6% in the fourth quarter of 1998 and 4.5% in the first quarter of 1999.

o The yield on the 30-year U.S. Treasury bond rose from 5.15% on November 1, 1998 to 5.66% on April 30, 1999.

o On a relative basis, the spread sectors recovered strongly from their October lows and outperformed U.S. Treasury securities significantly during the reporting period. The spread sectors include corporate, mortgage-backed, asset-backed and commercial mortgage-backed securities.


--------------------------------------------------------------------------------
                                    CONTENTS
--------------------------------------------------------------------------------

Chairman's Letter                                                             3

Chase Vista Select Bond Fund
   Fund Commentary o Portfolio of Investments                                 4

Chase Vista Select Intermediate Bond Fund
   Fund Commentary o Portfolio of Investments                                14

Chase Vista Select Short-Term Bond Fund
   Fund Commentary o Portfolio of Investments                                24

Financial Statements                                                         31

Notes to Financial Statements                                                34

Financial Highlights                                                         37

--------------------------------------------------------------------------------
  INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK, AND THE SHARES ARE NOT INSURED BY THE FDIC, FEDERAL
  RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENTS IN MUTUAL FUNDS
    INVOLVE RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------

                           Chase Vista Select Funds
                               Chairman's Letter

                                                                    June 1, 1999
Dear Shareholder:

We are pleased to present this semi-annual report for the following Chase Vista Select Fixed Income Funds for the period ended April 30, 1999:
o Bond Fund
o Intermediate Bond Fund
o Short-Term Bond Fund

Sizzling Growth, Little Inflation: Strong U.S. Economic Performance Continues As economists look back at the 1990s, the sterling performance of the U.S. economy is sure to be among the highlights of the decade. Not only did the economy enter its ninth year of expansion during the reporting period, but the annual rate of growth accelerated sharply to a sizzling 6% in the fourth quarter of 1998 before cooling slightly to a still-impressive 4.5% in the first quarter of 1999.

Despite the fast pace of growth, the Federal Reserve Board maintained a neutral policy after reducing the Federal Funds rate by .25% on November 11, 1998, the third of three similar cuts that began in September. Such an accommodative stance in the face of a surging economy was prompted by ongoing concerns about the fragile state of the global economy, and was further supported by a continuing absence of domestic inflationary pressures.

The Markets React to Growth: Longer-Term Interest Rates Rise

While the Fed held monetary policy steady, the bond markets reacted to the growth by pushing interest rates higher (and bond prices lower) over the reporting period. The rate on the benchmark 30-year U.S. Treasury bond rose from 5.15% on October 31, 1998 to 5.66% on April 30, 1999, with most of increase occurring in February and March of this year. Also behind the selloff in longer-term Treasuries as the period progressed were signs that the global economy had bottomed out and begun to recover. With fears of a global meltdown subsiding, the "flight to quality" by global investors seeking a safe haven in the world's safest securities reversed and investors were once again willing to assume the additional risks of corporate securities, leading Treasuries to underperform most other types of bonds on a relative basis.

Your portfolio management team rose to the occasion of this challenging environment, working diligently to protect your investment and provide you with competitive levels of current income. While it's impossible to predict what the markets will do, you can surely expect that all of us at Chase Vista will continue to do our best to deliver solid investments and help you reach your financial goals. We appreciate your continued trust and support.

Sincerely,

/s/ Fergus Reid
---------------
Fergus Reid
Chairman

                         Chase Vista Select Bond Fund
                              as of April 30, 1999
                                  (unaudited)

Fund Facts

                         Objective   Income

               Primary investments   Debt obligations of the U.S. government,
                                     its agencies and instrumentalities and
                                     investment-grade fixed income securities.

   Suggested investment time frame   Long-term

                  Market benchmark   Lehman Aggregate Bond Index

             Lipper Funds category   Corporate Debt A-Rated Funds Average

                    Inception date   1/1/97

                  Newspaper symbol   Bond

                        Net assets   $609.0 million

                  Average maturity   7.8 years

                  Average duration   4.9 years

                   Average quality   AAA


Average Maturity/Quality

[9 BLOCK GRAPHIC]

          High    Med.     Low
          ----    ----     ---

Short

Int.       X

Long

                         Chase Vista Select Bond Fund
                              as of April 30, 1999
                                  (unaudited)

How the Fund Performed

Chase Vista Select Bond Fund, which seeks to provide a high level of current income through a portfolio of investment-grade Treasury, corporate, mortgage-backed and asset-backed securities, had a total return of 0.44% for the six months ended April 30, 1999.


How the Fund Was Managed

Since bond prices and interest rates generally move in opposite directions, the rising interest rate environment of the reporting period proved challenging for all fixed income fund managers. However, by actively managing your portfolio's duration, sector allocations and security selections, the management team was able to reduce the effect of lower prices while maximizing the Fund's return.

After taking advantage of the end of the rally in Treasuries as the period opened, the management team correctly anticipated the onset of the higher rate environment by reducing duration to only a slightly long stance and moving back into the "spread" sectors, which include corporates, mortgage-backed and asset-backed securities. While performance across the spread sectors was mixed, the strategy proved to be the right one as first high quality corporates and mortgage-backed securities, and later lower quality securities including Yankees, asset-backed and commercial mortgage-backed (structured) securities, came back from their October 1998 lows and outperformed Treasuries on a relative basis.

By the end of 1998, the Fund had only a slightly-long duration and was overweight in mortgage-backed and structured securities, neutral corporates and underweight Treasuries. Starting in January 1999, the Fund began to move more aggressively into lower-quality corporates due to the strong economy and the return of liquidity to the markets. It also benefited in the first quarter from its holdings in asset- and commercial mortgage-backed securities as these were the last to recover from 1998's difficult spread sector market conditions.

As 1999 progressed and interest rates continued to rise, the management team continued to reduce the Fund's duration down to neutral. Since a lower duration/ spread sector bias is advantageous in a range-bound to slightly rising interest rates scenario, the Fund ended the reporting period with an almost neutral duration and a continued overweight in the spread sectors.


Where the Fund May Be Headed

After the period ended, the Federal Reserve Board adopted a tightening bias, meaning that it will be inclined to raise interest rates should the economy fail to moderate as expected, especially if what are now early signs of a slight pick up in inflation prove sustainable. However, we continue to expect the economy to slow later in 1999, partially due to the effects of the higher long-term interest rates. Therefore, we're maintaining a neutral yet opportunistic stance and will take advantage of market overreactions by extending durations as we move further into the second quarter.

                          Chase Vista Select Bond Fund
                              as of April 30, 1999
                                   (unaudited)

How Much of the Fund Was Invested

[PIE CHART]

Cash/Other   (4.62%)
Investments (95.38%)

[END PIE CHART]


What the Fund Invested In
Percentage of Total Portfolio Investments

[PIE CHART]

Asset Backed Securities (6.5%)
Cash Equivalents & Short-Term Paper (3.2%)
Commercial Mortgage Backed Securities (6.7%)
Corporate Notes & Bonds (24.8%)
Residential Mortgage Backed Securities (36.0%)
U.S. Government Agency Obligations (2.2%)
U.S. Treasury Securities (20.6%)

[END PIE CHART]


Average Annual Total Returns+

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the securities markets, tends to be more volatile than the long-term trend.

                        1 Year            5 Years            10 Years
                        ------            -------            --------
Select Bond              5.69%             7.42%               8.44%

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

+ The quoted performance of Chase Vista Select Bond Fund includes performance of a predecessor account for the period dating back to 4/30/89 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

                          Chase Vista Select Bond Fund
                              as of April 30, 1999
                                   (unaudited)

10-Year Performance

This chart shows what the long-term growth would have been of a hypothetical $10,000 investment in the Chase Vista Select Bond Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This chart is for illustrative purposes only.

               Chase Vista Select    Lehman Aggregate     Lipper Corp. Debt
               Bond Fund             Bond Index           A-Rated Funds Average

1989               10000                10000                10000
1990               10881                10901.3              10682.5
1991               12334.9              12555.8              12175.3
1992               13625.5              13937                13518.9
1993               15456.4              15786.7              15476.5
1994               15718.5              15918.6              15606.7
1995               16642.7              17084.5              16536.2
1996               18205                18559.5              17836.7
1997               19355.4              19874.3              18985
1998               21279.8              22041.8              20983.5
1999               22490.8              23423.1              21981.6

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in shares of Chase Vista Select Bond Fund, the Lehman Aggregate Bond Index, and the Lipper Corporate Debt A-Rated Funds Average for the 10 years ended 4/30/99. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the average and the index does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark.

The Lehman Aggregate Bond Index is composed of the Lehman Government/Corporate Index and the Mortgage-Backed Securities Index and includes U.S. Treasury, agency and corporate bond issues and mortgage-backed securities. The index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest in an index.

The Lipper Corporate Debt A-Rated Funds Average represents the average performance of a universe of 149 actively managed corporate debt A-Rated or better funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The quoted performance of Chase Vista Select Bond Fund includes performance of a predecessor account for the period dating back to 4/30/89 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

Chase Vista Select Bond Fund
Portfolio of Investments April 30, 1999 (unaudited)
(Amounts in Thousands)

 Principal
  Amount
   (USD)     Issuer                                  Value
------------------------------------------------------------
Long-Term Investments -- 94.5%
------------------------------------------------------------
             U. S. Treasury Securities -- 20.2%
             ----------------------------------
             U.S. Treasury Notes & Bonds, @
$ 20,000      5.00%, 02/28/01                        $19,972
  50,000      5.25%, 08/15/03                         49,977
   5,000      6.88%, 08/15/25                          5,642
  37,500      8.13%, 08/15/19                         47,145
                                                     -------
           Total U.S. Treasury Securities            122,736
           (Cost $123,807)                           -------

           U.S. Government Agency Obligations -- 2.1%
           ------------------------------------------
  11,000     Federal Home Loan Bank, 5.13%,
               09/15/03                               10,802
   2,050     Federal National Mortgage Association,
               5.88%, 04/23/04                         2,040
                                                     -------
           Total U.S. Government Agency               12,842
           Obligations (Cost $13,033)                -------

           Corporate Notes & Bonds -- 24.2%
           --------------------------------
           Automotive -- 1.1%
   7,000     General Motors Acceptance Corp.,
             5.50%, 01/14/02                           6,944
                                                     -------
           Banking -- 5.1%
   5,000     Key Bank of Washington, 7.13%,
               08/15/06                                5,221
   6,150     Korea Development Bank, (South
               Korea), @ 7.13%, 09/17/01               6,170
   5,875     Providian National Bank, 6.75%,
               03/15/02                                5,941
   7,500     Sovereign Bancorp, Inc., @ 6.63%,
               03/15/01                                7,517
   6,800     US Bank NA, 5.70%, 12/15/08               6,466
                                                     -------
                                                      31,315
                                                     -------
           Business Services -- 0.3%
   1,635     Comdisco Inc., 5.95%, 04/30/02            1,628
                                                     -------

                       See notes to financial statements.

Chase Vista Select Bond Fund
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(Amounts in Thousands)

 Principal
  Amount
   (USD)     Issuer                                   Value
--------------------------------------------------------------
Long-Term Investments -- (continued)
--------------------------------------------------------------
           Consumer Products -- 0.5%
$ 3,000      Philip Morris Companies Inc., 7.00%,
              07/15/05                                $  3,078
                                                      --------
           Diversified -- 1.8%
             Tyco International Group, SA
              (Luxemburg) #, @
  6,000        5.88%, 11/01/04                           5,936
  5,000        6.88%, 01/15/29                           4,871
                                                      --------
                                                        10,807
                                                      --------
           Entertainment/Leisure -- 1.6%
  5,000      Time Warner Inc., 7.75%, 06/15/05           5,345
  4,225      USA Networks, Inc. #, 6.75%,
              11/15/05                                   4,199
                                                      --------
                                                         9,544
                                                      --------
           Financial Services -- 2.5%
  4,650      Heller Financial Inc., 6.00%, 03/19/04      4,620
  7,045      Lehman Brothers Holdings Inc.,
              6.38%, 03/15/01                            7,075
  3,675      Newcourt Credit Group #, 7.13%,
              12/17/03                                   3,808
                                                      --------
                                                        15,503
                                                      --------
           Food/Beverage Products -- 1.8%
 11,050      Pepsi Bottling Group, Inc. #, @
              7.00%, 03/01/29                           11,004
                                                      --------
           Industrial Components -- 1.0%
  6,650      Conoco Inc., 5.90%, 04/15/29                6,500
                                                      --------
           Insurance -- 2.0%
  5,250      Hartford Financial Services Group, @
              6.38%, 11/01/08                            5,215
  7,450      Progressive Corp., 6.63%, 03/01/29          6,943
                                                      --------
                                                        12,158
                                                      --------
           Retailing -- 1.8%
  5,000      Saks, Inc., @ 7.38%, 02/15/19               4,922

                       See notes to financial statements.

Chase Vista Select Bond Fund
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(Amounts in Thousands)


 Principal
  Amount
   (USD)     Issuer                                Value
----------------------------------------------------------
Long-Term Investments -- (continued)
----------------------------------------------------------
$ 5,850      Kroger Co., @ 6.38%, 03/01/08         $ 5,782
                                                   -------
                                                    10,704
                                                   -------
           Telecommunications -- 2.3%
  9,245      AT&T Corp., @ 6.00%, 03/15/09           9,036
  5,000      GTE Northwest Inc., @ 5.55%,
              10/15/08                               4,747
                                                   -------
                                                    13,783
                                                   -------
           Utilities -- 2.4%
  5,050      National Rural Utilities Cooperative
              Finance Corp., @ 5.50%, 01/15/05       4,934
  4,050      Texas Utilities Electric Co., 6.75%,
              03/01/03                               4,130
  5,500      United Illuminating Co., @ 6.00%,
              12/15/03                               5,391
                                                   -------
                                                    14,455
                                                   -------
           Total Corporate Notes & Bonds           147,423
           (Cost $148,938)                         -------

           Residential Mortgage Backed Securities -- 35.1%
           -----------------------------------------------
           Mortgage-Backed Pass Through Securities -- 31.9%
             Federal Home Loan Mortgage Corp.,
 24,998       Gold Pool N98213, 5.50%,
               02/01/06                             24,552
 11,962       Pool 252339, 6.00%, 03/01/29          11,592
           Federal National Mortgage Association,
 34,880       Pool 252093, 6.50%, 11/01/28          34,651
  2,500       Pool 252435, 6.00%, 04/01/14           2,476
  4,829       Pool 303784, 7.00%, 03/01/11           4,933
 39,869       Pool 323633, 7.00%, 03/01/29          40,392
 28,391       Pool 323645, 7.50%, 04/01/29          29,181
  9,740       Pool 484753, 6.50%, 03/01/29           9,676
 30,000       TBA, 7.00%, 04/01/14                  30,647
  6,000       TBA, 7.50%, 03/01/29                   6,167
                                                   -------
                                                   194,267
                                                   -------

                       See notes to financial statements.

Chase Vista Select Bond Fund
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(Amounts in Thousands)

 Principal
  Amount
   (USD)     Issuer                                      Value
-------------------------------------------------------------
Long-Term Investments -- (continued)
-------------------------------------------------------------
           Collateralized Mortgage Obligations -- 3.2%
$ 2,000      Federal Farm Credit Association
              Secured Lending Corporation, Ser.
              1997-1, FRN, 5.68%, 02/12/12           $  1,916
  7,675      Federal Home Loan Mortgage Corp.,
              Ser. 2117, Class PA, 6.00%,
              03/15/06                                  7,706
 10,000      Federal National Mortgage Association,
              Ser. 1999-17, Class PC, 6.00%,
              12/25/22                                  9,897
                                                      -------
                                                       19,519
                                                      -------
           Total Residential Mortgage Backed          213,786
           Securities (Cost $214,015)                 -------

           Commercial Mortgage Backed Securities -- 6.5%
           ---------------------------------------------
 12,000      Bear Stearns Commercial Mortgage
              Securities, Ser. 1999-C1, Class A2,
              6.02%, 02/14/09                          11,659
  5,000      GS Mortgage Securities Corp. II, Ser.
              1997-GL, Class A2D, 6.94%,
              07/13/30                                  5,142
  7,132      Morgan Stanley Capital Inc., Ser.
              1999-WF1, Class A1, 5.91%,
              04/15/08                                  7,055
  5,000      Morgan Stanley Capital Inc., Ser.
              1998-WF1, 6.55%, 12/15/07                 5,018
  7,000      Nomura Depositor Trust, Ser. 1998-
              ST1A, Class A3A, FRN #, 5.48%,
              02/15/34                                  6,721
  4,000      Structured Asset Securities Corp., Ser.
              1998-2, Class M2, FRN, @ 5.69%,
              02/25/28                                  3,983
                                                      -------
           Total Commercial Mortgage Backed            39,578
           Securities (Cost $40,487)                  -------

                       See notes to financial statements.

Chase Vista Select Bond Fund
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(Amounts in Thousands)

 Principal
  Amount
   (USD)     Issuer                                Value
-----------------------------------------------------------
Long-Term Investments -- (continued)
-----------------------------------------------------------
           Asset Backed Securities -- 6.4%
           -------------------------------
$ 5,080      American Express Credit Account
              Master Trust, Ser. 1997-1, Class A,
              6.40%, 04/15/05                       $  5,175
 12,500      Carco Auto Loan Master Trust, Ser.
              1991-1, Class A2, 5.78%, 03/15/04       12,549
  7,500      Citibank Credit Card Master Trust I,
              Ser. 1997-2, Class A, 6.55%,
              02/15/04                                 7,655
  6,650      Discover Card Master Trust I, Ser.
              1998-2, Class A, 5.80%, 09/16/03         6,669
  6,500      Nomura CBO, Ltd., Ser. 1997-1, Class
              A2 #, 6.67%, 05/15/09                    6,868
                                                   --------
           Total Asset Backed Securities             38,916
           (Cost $38,883)
-----------------------------------------------------------
           Total Long-Term Investments              575,281
           (Cost $579,163)
-----------------------------------------------------------
Short-Term Investments -- 3.1%
-----------------------------------------------------------
           U.S. Treasury Security -- 0.1%
           ------------------------------
    500      U.S. Treasury Bill, 4.55%, 06/03/99        498
           (Cost $498)                             --------

           Repurchase Agreement -- 3.0%
           ----------------------------
 18,602      Greenwich Capital Markets, Inc.,
             4.93%, due 5/3/99, (dated 4/30/99,
             Proceeds $18,610, Secured by:
             FMNA CMO $20,190, 5.50%, due
             12/01/28; Market Value $18,977)         18,602
           (Cost $18,602)
-----------------------------------------------------------
           Total Short-Term Investments              19,100
           (Cost $19,100)
-----------------------------------------------------------
           Total Investments -- 97.6%              $594,381
           (Cost $598,263)
-----------------------------------------------------------

                       See notes to financial statements.

Chase Vista Select Bond Fund
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(Amounts in Thousands)


   Number                                        Original     Notional       Unrealized
     of                           Expiration     Notional     Value at     Appreciation/
 Contracts       Description         Date          Value      04/30/99     (Depreciation)
-----------   ----------------   ------------   ----------   ----------   ---------------
Long Futures Outstanding
    200        U.S. Long Bond     June 1999      $24,510      $24,038          ($ 472)
Short Futures Outstanding
    150        U.S. 5 Year        June 1999      $16,789      $16,671           $ 118
                                                                                -----
               Treasury Note                                                   ($ 354)
                                                                                =====

Index

# -- Security may only be sold to institutional buyers.

@ -- All or a portion of this security is segregated.

FRN -- The maturity shown is the final maturity date. The rate shown is the rate in effect at April 30, 1999.

TBA -- To be announced.

FNMA -- Fannie Mae.

CMO -- Collateralized Mortgage Obligation.


                       See notes to financial statements.

                    Chase Vista Select Intermediate Bond Fund
                              as of April 30, 1999
                                   (unaudited)

Fund Facts

                         Objective   Income

               Primary investments   Debt obligations of the U.S. Government,
                                     its agencies and instrumentalities and
                                     investment grade fixed income securities.

   Suggested investment time frame   Mid- to long-term

                  Market Benchmark   Lehman Intermediate Govt/Corp Bond Index

             Lipper Funds Category   Intermediate Investment Grade Debt
                                     Funds Average

                    Inception date   1/1/97

                  Newspaper symbol   IntmdBd

                        Net assets   $369.0 million

                  Average maturity   5.1 years

                  Average duration   3.7 years

                   Average quality   AAA

Average Maturity/Quality

[9 BLOCK GRAPHIC]

        High    Med.     Low
        ----    ----     ---

Short

Int.      X

Long

                    Chase Vista Select Intermediate Bond Fund
                              as of April 30, 1999
                                   (unaudited)

How the Fund Performed

Chase Vista Select Intermediate Bond Fund, which seeks to provide a high level of current income through a portfolio of investment-grade U.S. Treasury, corporate, mortgage-backed and asset-backed securities, had a total return of 0.38% for the six months ended April 30, 1999.


How the Fund Was Managed

Since bond prices and interest rates generally move in opposite directions, the rising interest rate environment of the reporting period proved challenging for all fixed income fund managers. However, by actively managing your portfolio's duration, sector allocations and security selections, the management team was able to reduce the effect of lower prices while maximizing the Fund's return.

After taking advantage of the end of the rally in Treasuries as the period opened, the management team correctly anticipated the onset of the higher rate environment by reducing duration to only a slightly long stance and moving back into the "spread" sectors, which include corporates, mortgage-backed and asset-backed securities. While performance across the spread sectors was mixed, the strategy proved to be the right one as first high quality corporates and mortgage-backed securities, and later lower quality securities including Yankees, asset-backed and commercial mortgage-backed (structured) securities, came back from their October 1998 lows and outperformed Treasuries on a relative basis.

By the end of 1998, the Fund had only a slightly-long duration and was overweight in mortgage-backed and structured securities, neutral corporates and underweight Treasuries. Starting in January 1999, the Fund began to move more aggressively into lower-quality corporates due to the strong economy and the return of liquidity to the markets. It also benefited in the first quarter from its holdings in asset- and commercial mortgage-backed securities as these were the last to recover from 1998's difficult spread sector market conditions.

As 1999 progressed and interest rates continued to rise, the management team continued to reduce the Fund's duration down to neutral. Since a lower duration/ spread sector bias is advantageous in a range-bound to slightly rising interest rates scenario, the Fund ended the reporting period with an almost neutral duration and a continued overweight in the spread sectors.


Where the Fund May Be Headed

After the period ended, the Federal Reserve Board adopted a tightening bias, meaning that it will be inclined to raise interest rates should the economy fail to moderate as expected, especially if what are now early signs of a slight pick up in inflation prove sustainable. However, we continue to expect the economy to slow later in 1999, partially due to the effects of the higher long-term interest rates. Therefore, we're maintaining a neutral yet opportunistic stance and will take advantage of market overreactions by extending durations as we move further into the second quarter.

                   Chase Vista Select Intermediate Bond Fund

                              as of April 30, 1999
                                  (unaudited)

How Much of the Fund Was Invested

[PIE CHART]

Cash/Other   (1.14%)
Investments (98.86%)

[END PIE CHART]


What the Fund Invested In
Percentage of Total Portfolio Investments

[PIE CHART]

Residential Mortgage Backed Securities (9.7%)
Corporate Notes & Bonds (29.1%)
U.S. Government Agency Obligations (11.1%)
U.S. Treasury Securities (30.3%)
Cash Equivalents & Short-Term Paper (8.6%)
Asset Backed Securities (5.4%)
Commercial Mortgage Backed Securities (5.8%)

[END PIE CHART]

Average Annual Total Returns+

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the securities markets, tends to be more volatile than the long-term trend.

                                  1 Year            5 Years            10 Years
                                  ------            -------            --------
Select Intermediate Bond           5.36%             6.78%               7.88%

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

+ The quoted performance of Chase Vista Select Intermediate Bond Fund includes performance of a predecessor account for the period dating back to 4/30/89 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

                    Chase Vista Select Intermediate Bond Fund
                              as of April 30, 1999
                                   (unaudited)

10-Year Performance

This chart shows what the long-term growth would have been of a hypothetical $10,000 investment in the Chase Vista Select Intermediate Bond Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This chart is for illustrative purposes only.

       Chase Vista Select        Lehman Intermediate     Lipper Intermediate Investment
       Intermediate Bond Fund    Govt/Corp Bond Index    Grade Debt Funds Average
1989         10000                     10000                      10000
1990         10867                     10883.8                    10704.9
1991         12343.6                   12373.7                    12109.7
1992         13636                     13678.8                    13406.8
1993         15512.8                   15370.6                    15130.8
1994         15387.5                   15526.3                    15216.4
1995         16337.6                   16535.7                    16117.5
1996         17632.7                   17831.4                    17358.6
1997         18666.2                   18973.5                    18464.9
1998         20281                     20643.1                    20259.1
1999         21367.1                   22039.2                    21301


Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in shares of Chase Vista Select Intermediate Bond Fund, Lehman Intermediate Government/Corporate Bond Index and the Lipper Intermediate Investment Grade Debt Funds Average for the 10 years ended 4/30/99. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the average and the index does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark.

The Lehman Intermediate Government/Corporate Bond Index is composed of the government and corporate indexes, which includes bonds with 5-10 year maturities, including U.S. Government Treasury and agency securities, and corporate and Yankee bonds. The index is unmanaged and reflects reinvestment of dividends. An individual cannot invest in the index.

The Lipper Intermediate Investment Grade Debt Funds Average represents the average performance of a universe of 215 actively managed intermediate investment grade debt mutual funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The quoted performance of Chase Vista Select Intermediate Bond Fund includes performance of a predecessor account for the period dating back to 4/30/89 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

Chase Vista Select Intermediate Bond Fund
Portfolio of Investments April 30, 1999 (unaudited)
(Amounts in Thousands)


 Principal
  Amount
   (USD)     Issuer                                       Value
--------------------------------------------------------------
Long-Term Investments -- 92.0%
--------------------------------------------------------------
           U. S. Treasury Securities -- 30.5%
           ----------------------------------
             U.S. Treasury Notes, @
$ 30,500      4.50%, 09/30/00                         $ 30,266
   3,000      4.75%, 02/15/04                            2,941
  10,000      4.75%, 11/15/08                            9,552
   3,000      4.88%, 03/31/01                            2,989
  22,958      5.25%, 08/15/03                           22,947
   1,150      5.63%, 05/15/08                            1,167
   2,650      5.75%, 08/15/03                            2,698
  15,000      6.25%, 08/31/02                           15,471
  17,000      6.50%, 05/31/02                           17,616
   6,500      6.50%, 08/15/05                            6,892
                                                       -------
           Total U.S. Treasury Securities              112,539
           (Cost $113,810)                             -------

           U.S. Government Agency Obligations -- 11.1%
           -------------------------------------------
   8,000     Federal Home Loan Bank, 4.88%,
              01/22/02                                   7,872
             Federal Home Loan Mortgage Corp.,
   8,000      5.00%, 01/15/04                            7,782
   3,500      5.13%, 10/15/08                            3,305
             Federal National Mortgage Association, @
   4,100      5.13%, 02/13/04                            4,008
   7,500      5.75%, 04/15/03                            7,548
   3,500      5.88%, 04/23/04                            3,484
   7,000      6.00%, 05/15/08                            7,063
                                                       -------
           Total U.S. Government Agency                 41,062
                                                       -------
           Obligations (Cost $41,911)
           Corporate Notes & Bonds -- 29.3%
           --------------------------------
           Automotive -- 1.4%
   5,110     Ford Motor Credit Co., @ 5.75%,
             02/23/04                                    5,041
                                                       -------

                       See notes to financial statements.

Chase Vista Select Intermediate Bond Fund
Portfolio of Investments April 30, 1999 (unaudited)
(Amounts in Thousands)

 Principal
  Amount
   (USD)     Issuer                                     Value
--------------------------------------------------------------
Long-Term Investments -- (continued)
--------------------------------------------------------------
            Banking -- 5.6%
$ 2,150      First Union National Bank, 5.80%,
              12/01/08                                $ 2,052
   4,000     Korea Development Bank, (South
              Korea), @ 7.13%, 09/17/01                 4,013
   4,725     Providian National Bank, @ 6.75%,
              03/15/02                                  4,778
   4,500     Sovereign Bancorp, Inc., @ 6.63%,
              03/15/01                                  4,510
   5,575     US Bank NA, 5.70%, 12/15/08                5,301
                                                      -------
                                                       20,654
                                                      -------
            Business Services -- 0.8%
    2,975     First Data Corp., 6.63%, 04/01/03         3,020
                                                      -------
            Consumer Products -- 0.7%
   2,505     Philip Morris Companies Inc., 7.00%,
              07/15/05                                  2,570
                                                      -------
            Diversified -- 2.1%
             Tyco International Group, SA
              (Luxemburg), #, @
   5,000      5.88%, 11/01/04                           4,947
   3,000      6.88%, 01/15/29                           2,923
                                                      -------
                                                        7,870
                                                      -------
            Entertainment/Leisure -- 2.1%
   3,500     Comcast Cable Communications,
              6.20%, 11/15/08                           3,420
   4,275     USA Networks, Inc., #, 6.75%, 11/15/05     4,248
                                                      -------
                                                        7,668
                                                      -------
            Financial Services -- 3.4%
   1,500     Ford Motor Credit Co., 5.80%, 01/12/09     1,431
   4,000     Household Netherlands BV
              (Netherlands), 6.20%, 12/01/03            4,005
             Lehman Brothers Holdings Inc., @
   3,000      6.40%, 08/30/00                           3,019
   4,100      6.63%, 04/01/04                           4,111
                                                      -------
                                                       12,566
                                                      -------

                       See notes to financial statements.

Chase Vista Select Intermediate Bond Fund
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(Amounts in Thousands)

 Principal
  Amount
   (USD)     Issuer                                       Value
----------------------------------------------------------------
Long-Term Investments -- (continued)
----------------------------------------------------------------
            Industrial Components -- 1.9%
$  1,775     Conoco Inc., @ 5.90%, 04/15/04            $  1,760
   5,000     Raytheon Corp., 5.95%, 03/15/01              5,015
                                                       --------
                                                          6,775
                                                       --------
            Insurance -- 1.2%
   4,370     Hartford Financial Services Group,
              6.38%, 11/01/08                             4,341
                                                       --------
            Printing & Publishing -- 1.0%
   3,850     Washington Post Co., Class B, 5.50%,
              02/15/09                                    3,694
                                                       --------
            Retailing -- 1.9%
   3,500     Dayton Hudson Corp., @ 6.40%,
              02/15/03                                    3,549
   3,500     Saks, Inc., @ 7.38%, 02/15/19                3,445
                                                       --------
                                                          6,994
                                                       --------
            Telecommunications -- 3.8%
             AT&T Corp., @
     475      5.63%, 03/15/04                               468
   4,700      6.00%, 03/15/09                             4,594
   5,000     Electrical Lightwave Inc., Class A, #, @
              6.05%, 05/15/04                             4,966
   4,290     GTE Northwest Inc., 5.55%, 10/15/08          4,073
                                                       --------
                                                         14,101
                                                       --------
            Utilities -- 3.4%
   3,000     Carolina Power & Light Co., 5.95%,
              03/01/09                                    2,927
   5,000     National Rural Utilities Cooperative
              Finance Corp., @ 5.50%, 01/15/05            4,885
   5,000     United Illuminating Co., 6.00%,
              12/15/03                                    4,901
                                                       --------
                                                         12,713
                                                       --------
             Total Corporate Notes & Bonds             $108,007
                                                       --------
             (Cost $109,410)


                       See notes to financial statements.

Chase Vista Select Intermediate Bond Fund
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(Amounts in Thousands)


 Principal
  Amount
   (USD)     Issuer                                    Value
-------------------------------------------------------------
Long-Term Investments -- (continued)
-------------------------------------------------------------
            Residential Mortgage Backed Securities -- 9.8%
            ----------------------------------------------
            Mortgage-Backed Pass Through Securities -- 7.3%
             Federal National Mortgage Association
$  4,000      Pool 252435, 6.00%, 04/01/14           $ 3,962
   5,000      Pool 323614, 6.50%, 02/01/14             5,040
   7,992      Pool 484753, 6.50%, 03/01/29             7,940
   4,903      Pool 323633, 7.00%, 03/01/29             4,967
   5,000      TBA, 7.50%, 03/01/29                     5,139
                                                     -------
                                                      27,048
                                                     -------
            Collateralized Mortgage Obligations -- 2.5%
   4,200     Federal National Mortgage Association,
              Ser. 1999-17, Class PC, @ 6.00%,
              12/25/22                                 4,157
   5,000     Federal Home Loan Mortgage Corp.,
              6.00%, 04/01/04                          5,002
                                                     -------
                                                       9,159
                                                     -------
             Total Residential Mortgage Backed        36,207
                                                     -------
             Securities (Cost $36,220)
            Commercial Mortgage Backed Securities -- 5.8%
            ---------------------------------------------
   2,388     Credit Swiss First Boston Mortgage
              Securities Corp. Ser. 1997, 6.65%,
              06/20/03                                 2,384
   2,700     GS Mortgage Securities Corp. II, Ser.
              1997-GL, Class A2D, 6.94%,
              07/13/30                                 2,777
   3,962     Morgan Stanley Capital I, Ser. 1999-
              WF1, Class A1, @ 5.91%, 04/15/08         3,920
   5,395     Mortgage Capital Funding, Inc. 6.42%,
              03/18/30                                 5,445
   4,000     Nomura Depositor Trust, Ser. 1998-
              ST1A, Class A3A, FRN #, @
              5.48%, 02/15/34                          3,841

                       See notes to financial statements.

Chase Vista Select Intermediate Bond Fund
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(Amounts in Thousands)

 Principal
  Amount
   (USD)     Issuer                                      Value
---------------------------------------------------------------
Long-Term Investments -- (continued)
---------------------------------------------------------------
$ 3,200      Structured Asset Securities Corp., Ser.
              1998-2, Class M2, FRN, 5.69%,
              02/25/28                                $  3,186
                                                      --------
            Total Commercial Mortgage Backed            21,553
                                                      --------
            Securities (Cost $21,734)
            Asset Backed Securities -- 5.5%
             ------------------------------
  4,750      American Express Credit Account
              Master Trust, Ser. 1997-1, Class A,
              6.40%, 04/15/05                            4,839
  1,700      Citibank Credit Card Master Trust I,
              Ser. 1997-2, Class A, 6.55%, 02/15/04      1,735
  4,419      Mid-State Trust, Ser. 6, Class A4,
              7.79%, 07/01/35                            4,329
  5,000      Nomura CBO, Ltd., Ser. 1997-1, Class
              A2, #, 6.67%, 05/15/09                     5,283
  4,000      Stand Credit Card Trust 93, Ser. A,
              5.95%, 10/07/04                            4,012
                                                      --------
            Total Asset Backed Securities               20,198
            (Cost $20,130)
===============================================================
             Total Long-Term Investments               339,566
             (Cost $343,215)
===============================================================
Short-Term Investments -- 8.7%
===============================================================
            U.S. Treasury Security -- 0.1%
            ------------------------------
    200      U.S. Treasury Bill, 4.46%, 08/19/99           197
                                                      --------
            (Cost $197)


                       See notes to financial statements.

Chase Vista Select Intermediate Bond Fund
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(Amounts in Thousands)

 Principal
  Amount
   (USD)     Issuer                                 Value
----------------------------------------------------------
Short-Term Investments -- (continued)
----------------------------------------------------------
            Repurchase Agreement -- 8.6%
            ----------------------------
$31,954      Greenwich Capital Markets, Inc.,
              4.93%, due 5/3/99, (dated 4/30/99,
              Proceeds $31,967, Secured by:
              Federal Home Loan Mortgage Corp.
              Gold, $29,400, 6.50% due
              03/01/29 and FNMA $19,955,
              6.26% through 7.00%, due
              02/01/09 through 05/01/13; Market
              Value $32,598)                     $ 31,954
            (Cost $31,954)
==========================================================
            Total Short-Term Investments           32,151
            (Cost $32,151)
==========================================================
            Total Investments -- 100.7%          $371,717
            (Cost $375,366)
==========================================================


Index

# -- Security may only be sold to institutional buyers.

@ -- All or a portion of this security is segregated.

FRN -- The maturity shown is the final maturity date. The rate shown is the rate in effect at April 30, 1999.

TBA -- To be announced.

FNMA -- Fannie Mae.


                       See notes to financial statements.

                    Chase Vista Select Short-Term Bond Fund

                              as of April 30, 1999
                                  (unaudited)

Fund Facts


                         Objective   Current Income

               Primary investments   Investment-grade fixed-income securities with
                                     maturities of three years or less.

   Suggested investment time frame   Short-term

                  Market benchmark   Lehman 1-3 Year Government Bond Index

             Lipper Funds category   Short-Term Investment Grade Debt
                                     Funds Average


                    Inception date   1/1/97

                  Newspaper symbol   ST Bond

                        Net assets   $24.1 million

                  Average maturity   2.0 years

                  Average duration   1.8 years

                   Average quality   AAA


Average Maturity/Quality


[9-block Graphic]

          High         Med.          Low
          ----         ----          ---

Short      X

Int.

Long

[End Graphic]

                    Chase Vista Select Short-Term Bond Fund

                              as of April 30, 1999
                                  (unaudited)


How the Fund Performed

Chase Vista Select Short-Term Bond Fund, which seeks current income by investing in a portfolio of short-term investment grade fixed income securities, had a total return of 1.75% for the six months ended April 30, 1999.


How the Fund Was Managed

Since bond prices and interest rates generally move in opposite directions, the rising interest rate environment of the reporting period proved challenging for all fixed income fund managers. However, by actively managing your portfolio's duration, sector allocations and security selections, the management team was able to reduce the effect of lower prices while maximizing the Fund's return.

After taking advantage of the end of the rally in Treasuries as the period opened, the management team correctly anticipated the onset of the higher rate environment by reducing duration to only a slightly-long stance and moving back into the "spread" sectors, overweighting especially agency mortgage-backed securities. By the end of 1998, the Fund held significant positions in liquid agency mortgage-backed securities and U.S. agency debentures while remaining only slightly overweight in corporate and asset-backed securities.

Starting in January 1999, the Fund began to move more aggressively into lower-quality corporates due to the strong economy and the return of liquidity to the markets. Within commercial mortgage-backed securities, the emphasis was on liquid names while traditional issues backed by credit cards and auto loans were favored among asset backed securities.

As 1999 progressed and interest rates continued to rise, the management team continued to reduce the Fund's duration down to neutral. Since a lower duration/ spread sector bias is advantageous in a range-bound to slightly rising interest rates scenario, the Fund ended the reporting period with an almost neutral duration and a continued overweight in the spread sectors.


Where the Fund May Be Headed

After the period ended, the Federal Reserve Board adopted a tightening bias, meaning that it will be inclined to raise interest rates should the economy fail to moderate as expected, especially if what are now early signs of a slight pick up in inflation prove sustainable. However, we continue to expect the economy to slow later in 1999, partially due to the effects of the higher long-term interest rates. Therefore, we're maintaining a neutral yet opportunistic stance and will take advantage of market overreactions by extending durations as we move further into the second quarter.

                     Chase Vista Select Short-Term Bond Fund
                              as of April 30, 1999
                                   (unaudited)

How Much of the Fund Was Invested

[PIE CHART]

Cash/Other   (0.95%)
Investments (99.05%)

[END PIE CHART]


What the Fund Invested In
Percentage of Total Portfolio Investments

[PIE CHART]

Residential Mortgage Backed Securities (20.1%)
Corporate Notes & Bonds (10.4%)
U.S. Government Agency Obligations (14.6%)
U.S. Treasury Securities (23.4%)
Cash Equivalents & Short-Term Paper (9.4%)
Asset Backed Securities (13.7%)
Commercial Mortgage Backed Securities (8.4%)

[END PIE CHART]

Average Annual Total Returns[dagger]

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the securities markets, tends to be more volatile than the long-term trend.

                                   1 Year            5 Years            10 Years
                                   ------            -------            --------
  Select Short-Term Bond            5.43%             5.26%               8.06%

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

[dagger] The quoted performance of Chase Vista Select Short-Term Bond Fund includes performance of a predecessor account for the period dating back to 4/30/89 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

                     Chase Vista Select Short-Term Bond Fund
                              as of April 30, 1999
                                   (unaudited)


10-Year Performance

This chart shows what the long-term growth would have been of a hypothetical $10,000 investment in the Chase Vista Select Short-Term Bond Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This chart is for illustrative purposes only.


[Line Chart]

       Chase Vista             Lehman               Lipper Short-Term
       Select Short-Term       1-3 Yr.              Invest. Grade
       Bond Fund               Govt. Bond Index     Debt Funds Average
       -----------------       ----------------     ------------------

1989   10000                   10000                10000
1990   10815.4                 10906.8              10828.8
1991   12021.8                 12219                11992.8
1992   13205.6                 13355.3              13051.2
1993   14477.7                 14434.4              14034.5
1994   14774                   14672.4              14328.8
1995   15337.1                 15505                15009.3
1996   16291.8                 16567.2              15978.5
1997   16983.1                 17582.5              16900.5
1998   18108.2                 18833.7              18001
1999   19092.2                 20064.9              18901.4

[End Line Chart]


Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Shares of Chase Vista Select Short-Term Bond Fund, the Lehman 1-3 Year Government Bond Index and the Lipper Short-Term Investment Grade Debt Funds Average for the 10 years ended 4/30/99. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the average and the index does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark.

The Lehman Brothers 1-3 Year Government Bond Index is composed of all bonds covered by the Government Bond Index with maturities of one to three years. The index is unmanaged and reflects reinvestment of dividends. An individual cannot invest in the index.

The Lipper Short-Term Investment Grade Debt Funds Average represents the average performance of a universe of 97 actively managed short-term investment grade debt mutual funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The quoted performance of Chase Vista Select Short-Term Bond Fund includes performance of a predecessor account for the period dating back to 4/30/89 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

Chase Vista Select Short-Term Bond Fund
Portfolio of Investments April 30, 1999 (unaudited)
(Amounts in Thousands)

 Principal
  Amount
   (USD)     Issuer                                   Value
------------------------------------------------------------
Long-Term Investments -- 90.3%
------------------------------------------------------------
            U.S. Treasury Securities -- 23.3%
            ------------------------------------------------
             U.S. Treasury Notes, @
$  1,625     4.50%, 09/30/00                         $1,613
   2,000     4.63%, 12/31/00                          1,986
   2,000     5.63%, 04/30/00                          2,013
                                                     ------
            Total U.S. Treasury Securities            5,612
                                                     ------
            (Cost $5,630)
            U.S. Government Agency Obligations -- 14.5%
            -------------------------------------------
             Federal Home Loan Bank, @
   1,500      5.50%, 07/14/00                         1,504
   1,000      5.50%, 08/13/01                         1,003
   1,000     Federal National Mortgage Association,
              @ 5.88%, 04/23/04                         995
                                                     ------
            Total U.S. Government Agency              3,502
                                                     ------
            Obligations (Cost $3,529)
            Corporate Notes & Bonds -- 10.4%
            --------------------------------
            Automotive -- 2.1%
     500     General Motors Acceptance Corp., @
              5.50%, 01/14/02                           496
                                                     ------
            Banking -- 4.7%
     250     Korea Development Bank, (South
              Korea), @ 7.13%, 09/17/01                 251
     500     Providian National Bank, 6.75%,
              03/15/02                                  506
     375     Sovereign Bancorp, Inc., @ 6.63%,
              03/15/01                                  376
                                                     ------
                                                      1,133
                                                     ------
            Business Services -- 1.5%
     375     Comdisco Inc., @ 5.95%, 04/30/02           373
                                                     ------
            Financial Services -- 2.1%
     500     Lehman Brothers Holdings Inc., @
              6.38%, 03/15/01                           502
                                                     ------
            Total Corporate Notes & Bonds             2,504
                                                     ------
            (Cost $2,503)

                       See notes to financial statements.

Chase Vista Select Short-Term Bond Fund
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(Amounts in Thousands)

 Principal
  Amount
   (USD)     Issuer                                    Value
-------------------------------------------------------------
Long-Term Investments -- (continued)
-------------------------------------------------------------
            Residential Mortgage Backed Securities -- 20.1%
            -----------------------------------------------
            Mortgage-Backed Pass Through Securities -- 18.0%
             Federal National Mortgage Association,
$  2,125      Pool 323614, 6.50%, 02/01/14            $2,142
   2,125      TBA, 7.50%, 03/01/29                     2,184
                                                      ------
                                                       4,326
                                                      ------
            Collateralized Mortgage Obligations -- 2.1%
     500     Federal Home Loan Mortgage Corp.,
              Ser. 2117, Class PA, 6.00%, 03/15/06       502
                                                      ------
            Total Residential Mortgage Backed          4,828
                                                      ------
            Securities (Cost $4,823)

            Commercial Mortgage Backed Securities -- 8.4%
            ---------------------------------------------
     493     Bear Stearns Commercial Mortgage
              Securities, Ser. 1999-C1, Class A1,
              @ 5.91%, 05/14/08                          489
     245     Credit Swiss First Boston Mortgage
              Securities Corp. Ser. 1997, @
              6.65%, 06/20/03                            244
     495     Morgan Stanley Capital I, Ser. 1999-
              WF1, Class A1, @ 5.91%, 04/15/08           490
     800     Structured Asset Securities Corp., Ser.
              1998-2, Class M2, FRN, 5.57%,
              02/25/28                                   797
                                                      ------
            Total Commercial Mortgage Backed           2,020
                                                      ------
            Securities (Cost $2,044)
            Asset Backed Securities -- 13.6%
            --------------------------------
     500     American Express Credit Account
              Master Trust, Ser. 1997-1, Class A,
              6.40%, 04/15/05                            509
     750     Carco Auto Loan Master Trust, Ser.
              1991-1, Class A2, @ 5.78%, 03/15/04        753
     750     Citibank Credit Card Master Trust I,
              Ser. 1997-2, Class A, @ 6.55%,
              02/15/04                                   766

                       See notes to financial statements.

Chase Vista Select Short-Term Bond Fund
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(Amounts in Thousands)

 Principal
  Amount
   (USD)     Issuer                                  Value
-----------------------------------------------------------
Long-Term Investments -- (continued)
-----------------------------------------------------------
$    750     Discover Card Master Trust I, Ser.
              1998-2, Class A, 5.80%, 09/16/03     $   752
     500     Lehman Home Equity Loan Trust, Ser.
              1998-2, Class M2, @ 5.42%, 06/25/28      494
                                                   -------
            Total Asset Backed Securities            3,274
            (Cost $3,304)
            ===============================================
            Total Long-Term Investments             21,740
            (Cost $21,833)
            ===============================================
Short-Term Investments -- 9.3%
-----------------------------------------------------------
            Repurchase Agreement -- 9.3%
            ----------------------------
   2,241     Greenwich Capital Markets, Inc.,
              4.93%, due 5/3/99, (dated 4/30/99,
              Proceeds $2,242, Secured by: FNMA
              $5,800, FRN, due 07/18/27; Market
              Value $2,287)                          2,241
            (Cost $2,241)
            ===============================================
            Total Short-Term Investments             2,241
            (Cost $2,241)
            ===============================================
            Total Investments -- 99.6%             $23,981
            (Cost $24,074)
            ===============================================

Index

@ -- All or a portion of this security is segregated.

FRN -- The maturity shown is the final maturity date. The rate shown is the rate in effect at April 30, 1999.

TBA -- To be announced.

FNMA -- Fannie Mae.


30

                       See notes to financial statements.

Chase Vista Select Funds
Statement of Assets and Liabilities April 30, 1999 (unaudited)
--------------------------------------------------------------------------------
(Amounts in Thousands)

                                                                 Select          Select
                                                  Select      Intermediate     Short-Term
                                                   Bond           Bond            Bond
                                                   Fund           Fund            Fund
                                               -----------   --------------   -----------
ASSETS:
  Investment securities, at value (Note 1)      $594,381        $371,717        $23,981
  Cash .....................................           1               1             57
  Receivables:
   Investment securities sold ..............      22,819              --             --
   Interest ................................       5,680           4,174            158
   Fund shares sold ........................         263              79             --
   Expense reimbursement from
    Distributor ............................          --              --             10
  Other ....................................          34              20              4
                                                --------        --------        -------
     Total Assets ..........................     623,178         375,991         24,210
                                                --------        --------        -------
LIABILITIES:
Payables:
  Investment securities purchased ..........      10,075           5,038             --
  Trust shares redeemed ....................         331               4             --
  Dividends payable ........................       3,313           1,762            112
  Variation margin on futures contracts              296              --             --
  Other accrued liabilities ................         145             144             31
                                                --------        --------        -------
     Total Liabilities .....................      14,160           6,948            143
                                                --------        --------        -------
NET ASSETS:
  Paid in capital ..........................     613,182         373,280         24,242

  Accumulated undistributed net
   investment income .......................         (37)            (30)           (28)
  Accumulated undistributed net
   realized gain (loss) on investments
   and futures transactions ................         109            (558)           (54)
  Net unrealized (depreciation) of
   investments and futures transactions           (4,236)         (3,649)           (93)
                                                --------        --------        -------
Total Net Assets ...........................    $609,018        $369,043        $24,067
                                                ========        ========        =======
Shares of beneficial interest outstanding
 ($.001 par value; unlimited number
 of shares authorized): ....................      15,305          36,990          2,277
  Net Asset Value (Maximum offering
   price and redemption per share) .........    $  39.79        $   9.98        $ 10.57
                                                ========        ========        =======
  Cost of Investments ......................    $598,263        $375,366        $24,074
                                                ========        ========        =======

                       See notes to financial statements.

Chase Vista Select Funds
Statement of Operations For the six months ended April 30, 1999 (unaudited)
--------------------------------------------------------------------------------
(Amounts in Thousands)

                                                                  Select          Select
                                                  Select       Intermediate     Short-Term
                                                   Bond            Bond            Bond
                                                   Fund            Fund            Fund
                                               ------------   --------------   -----------
INTEREST INCOME ............................    $ 17,137         $ 9,719          $ 634
                                                --------         -------          -----
EXPENSES: (Note 2)
  Investment advisory fees .................         894             537             31
  Administration fees ......................         447             269             18
  Custodian fees ...........................          60              50             23
  Amortization of organization costs
   (Note 1) ................................           5               3             --
  Printing and postage .....................          10              15              1
  Professional fees ........................          29              18              9
  Registration costs .......................           4               2              1
  Transfer agent fees ......................          11               9              6
  Trustees fees and expenses ...............          15               9              1
  Other ....................................          11               2              2
                                                --------         -------          -----
    Total expenses .........................       1,486             914             92
                                                --------         -------          -----
Less amounts waived (Note 2) ...............       1,388             846             72
Less expenses borne by the Distributor .....           4              --             10
                                                --------         -------          -----
   Net expenses ............................          94              68             10
                                                --------         -------          -----
    Net investment income ..................      17,043           9,651            624
                                                --------         -------          -----
REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments ..............................       1,157            (106)           (34)
  Futures ..................................      (1,067)           (155)            (9)
Change in net unrealized appreciation/
 depreciation in:
  Investments ..............................     (14,109)         (7,744)          (142)
  Futures transactions .....................        (318)           (342)            (4)
                                                --------         -------          ------
  Net realized and unrealized gain (loss)
   on investments and futures
   transactions ............................     (14,337)         (8,347)          (189)
                                                --------         -------          -----
  Net increase in net assets from
   operations ..............................    $  2,706         $ 1,304          $ 435
                                                ========         =======          =====




                       See notes to financial statements.

Chase Vista Select Funds
Statement of Changes in Net Assets (unaudited) For the periods indicated
--------------------------------------------------------------------------------
(Amounts in Thousands)

                                                                                 Select Bond Fund
                                                                             -------------------------
                                                                               11/01/98       Year
                                                                                Through       Ended
                                                                               04/30/99     10/31/98
                                                                             ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income .....................................................   $ 17,043     $ 34,577
 Net realized gain (loss) on investments and futures transactions ..........         90        7,797
 Change in net unrealized appreciation/depreciation on investments
  and futures transactions .................................................    (14,427)       2,772
                                                                               --------     --------
 Increase in net assets from operations ....................................      2,706       45,146
                                                                               --------     --------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (Note 1H)
 Net investment income .....................................................    (17,043)     (34,401)
 Net realized gain on investment transactions and futures transactions .....     (7,910)      (6,298)
                                                                               --------     --------
  Total dividends and distributions ........................................    (24,953)     (40,699)
                                                                               --------     --------
CAPITAL SHARE TRANSACTIONS
 Proceeds from shares issued ...............................................     47,756       96,373
 Dividends reinvested ......................................................      7,739        5,178
 Cost of shares redeemed ...................................................    (13,892)     (36,124)
                                                                               --------     --------
 Increase (decrease) from capital share transactions .......................     41,603       65,427
                                                                               --------     --------
  Total increase (decrease) in net assets ..................................     19,356       69,874
NET ASSETS:
 Beginning of period .......................................................    589,662      519,788
                                                                               --------     --------
 End of period .............................................................   $609,018     $589,662
                                                                               ========     ========
Share Transactions:
 Issued ....................................................................      1,179        2,364
 Reinvested ................................................................        190          128
 Redeemed ..................................................................       (344)        (887)
                                                                               --------     --------
 Change in shares ..........................................................      1,025        1,605
                                                                               ========     ========



                                                                                Select Intermediate      Select Short-Term
                                                                                     Bond Fund               Bond Fund
                                                                             ------------------------- ----------------------
                                                                               11/01/98       Year       11/01/98      Year
                                                                                Through       Ended      Through      Ended
                                                                               04/30/99     10/31/98     04/30/99    10/31/98
                                                                             ------------ ------------ ----------- -----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income .....................................................  $  9,651      $ 20,669     $   624     $ 1,571
 Net realized gain (loss) on investments and futures transactions ..........      (261)        4,876         (43)         58
 Change in net unrealized appreciation/depreciation on investments
  and futures transactions .................................................    (8,086)          527        (146)        (29)
                                                                              --------      --------     -------     -------
 Increase in net assets from operations ....................................     1,304        26,072         435       1,600
                                                                              --------      --------     -------     -------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (Note 1H)
 Net investment income .....................................................    (9,659)      (20,279)       (623)     (1,495)
 Net realized gain on investment transactions and futures transactions .....    (5,181)           --         (99)         --
                                                                              --------      --------     -------     -------
  Total dividends and distributions ........................................   (14,840)      (20,279)       (722)     (1,495)
                                                                              --------      --------     -------     -------
CAPITAL SHARE TRANSACTIONS
 Proceeds from shares issued ...............................................    31,909        61,733       1,651       2,680
 Dividends reinvested ......................................................     4,964            23          97           1
 Cost of shares redeemed ...................................................    (7,637)      (33,372)     (2,693)     (4,163)
                                                                              --------      --------     -------     -------
 Increase (decrease) from capital share transactions .......................    29,236        28,384        (945)     (1,482)
                                                                              --------      --------     -------     -------
  Total increase (decrease) in net assets ..................................    15,700        34,177      (1,232)     (1,377)
NET ASSETS:
 Beginning of period .......................................................   353,343       319,166      25,299      26,676
                                                                              --------      --------     -------     -------
 End of period .............................................................  $369,043      $353,343     $24,067     $25,299
                                                                              ========      ========     =======     =======
Share Transactions:
 Issued ....................................................................     3,150         6,050         156         251
 Reinvested ................................................................       489             2           9           1
 Redeemed ..................................................................      (756)       (3,266)       (254)       (391)
                                                                              --------      --------     -------     -------
 Change in shares ..........................................................     2,883         2,786         (89)       (139)
                                                                              ========      ========     =======     =======

                         See notes to financial statements.

Chase Vista Select Funds
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies -- Mutual Fund Select Group (the "Trust") was organized as a Massachusetts Business Trust, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. Effective March 16, 1998, the Vista Family of Mutual Funds changed its name to the Chase Vista Funds. Select Bond Fund ("CVBF"), Select Intermediate Bond Fund ("CVIBF") and Select Short-Term Bond Fund ("CVSTBF"), collectively, the "Funds", are separate series of the Trust.

The following is a summary of significant accounting policies followed by the
Funds:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   A. Valuation of investments -- Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

   B. Repurchase agreements -- It is the Fund's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

   C. Security transactions and investment income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued adjusted for amortization of premiums and accretion of discounts.

   D. Futures contracts -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

   The funds invest in exchange-traded interest rate futures and options for hedging purposes, to either modify the duration of the portfolio, modify the yield curve exposure of the portfolio, or in anticipation of buying or selling a specific security.

   Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the amount of the nominal value of the futures contracts.

   The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

   At April 30, 1999, the Funds held open futures contracts as listed in the Portfolio of Investments.

Chase Vista Select Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

   E. Expenses -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trust are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

   F. Organization costs -- Organization and initial registration costs incurred in connection with establishing the Funds have been deferred and are being amortized on a straight-line basis over a sixty month period beginning at the commencement of operations of each Fund.

   G. Federal income taxes -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income, and net realized gain on investments. In addition, the Trust intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

   H. Distributions to shareholders -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

   I. Dollar rolls -- The Funds enter into dollar rolls in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Funds forgo principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and a fee earned for entering into the roll transaction. The fee is amortized into income over the duration of the roll transaction.

2. Fees and Other Transactions with Affiliates

   A. Investment advisory fee -- Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank ("Chase" or the "Adviser") acts as the Investment Adviser to the Funds. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As Investment Adviser, Chase supervises the investments of the Funds and for such services is paid a fee. The fee is computed daily and paid monthly at an annual rate equal to 0.30%, 0.30% and 0.25% of the average daily net assets for CVBF, CVIBF and CVSTBF, respectively. The Adviser voluntarily waived all of its fees.

   Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the subinvestment adviser to each Fund pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.15% for CVBF and CVIBF, and 0.10% for CVSTBF of average daily net assets.

   B. Sub-administration fees -- Pursuant to a Sub-Administration Agreement, Vista Fund Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee of 0.05% of the average daily net assets of each Fund.

   The Distributor voluntarily waived sub-administration fees as of April 30, 1999, as follows (in thousands): CVBF $139; CVIBF $83, and CVSTBF $6.

   C. Administration fee -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trust. For these services and facilities, the Administrator receives from each Fund a fee computed at the annual rate equal to 0.10% of the respective Fund's average daily net assets. The Administrator voluntarily waived all of the administration fees.

Chase Vista Select Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

   D. Assumption of expenses -- The Distributor voluntarily assumed expenses of the Funds as shown on the Statement of Operations.

   E. Other -- Certain officers of the Trust are officers of Vista Fund Distributors, Inc. or of its parent corporation, BISYS.

   Chase provides portfolio accounting and custody services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees. Chase waived all custodian fees for the six months ended April 30, 1999.

3. Investment Transactions -- Purchases and sales of investments (excluding short-term investments) were as follows (in thousands):

                                           CVBF          CVIBF       CVSTBF
                                         --------      --------      -------
Purchases (excluding U.S.
  Government) ........................   $301,043      $156,704      $ 8,553
Sales (excluding U.S.
  Government) ........................    262,165       128,463        8,908
Purchases of U.S. Government .........    686,354       125,961       30,849
Sales of U.S. Government .............    804,030       105,562       31,220

4. Federal Income Tax Matters -- For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at April 30, 1999 are as follows (in thousands):


                                             CVBF          CVIBF       CVSTBF
                                           --------      --------      -------
Aggregate cost .........................   $598,263      $375,366      $24,074
                                           --------      --------      -------
Gross unrealized appreciation ..........   $    898      $    825      $    14
Gross unrealized depreciation ..........     (4,780)       (4,474)        (107)
                                           --------      --------      -------
Net unrealized depreciation ............   $ (3,882)     $ (3,649)     $   (93)
                                           ========      ========      =======

5. Retirement Plan -- The Funds have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the six months ended April 30, 1999, included in Trustees Fees and Expenses in the Statement of Operations, and accrued pension liability included in other accrued liabilities in the Statement of Assets and Liabilities were as follows (in thousands):

                                                                Accrued
                                                   Pension      Pension
                                                  Expenses     Liability
                                                  --------     ---------
CVBF .........................................      $ 5          $29
CVIBF ........................................        3           16
CVSTBF .......................................       --            1

6. Bank Borrowings -- The Funds may borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Fund's total assets must be repaid before the Fund may make additional investments. The Funds have entered into an agreement, enabling them to participate with other Chase Vista Funds in an unsecured line of credit with a syndicate of banks, which permits borrowings up to $350 million, collectively. Interest is charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.35%. The Funds also pay a commitment fee of 0.075% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the funds. The commitment fee is included in Other expenses on the Statement of Operations. Borrowings are payable on demand.

The Funds had no borrowings outstanding at April 30, 1999, nor at anytime during the year.

Chase Vista Select Funds
Financial Highlights For the periods indicated (unaudited)
--------------------------------------------------------------------------------

                                                                                           Chase Vista Select
                                                                            -------------------------------------------
                                                                               Bond Fund                Intermediate Bond Fund
                                                                   -------------------------------- --------------------------------
                                                                     11/1/98     Year      1/1/97*    11/1/98     Year      1/1/97*
                                                                     Through     Ended     Through    Through     Ended     Through
                                                                    04/30/99   10/31/98   10/31/97   04/30/99   10/31/98   10/31/97
                                                                   ---------- ---------- ---------- ---------- ---------- ----------
Per Share Operating Performance
Net Asset Value, Beginning of Period .............................   $41.29     $41.01     $40.34     $10.36     $10.19     $10.09
                                                                     ------     ------     ------     ------     ------     ------
Income from Investment Operations:
 Net investment income ...........................................     1.15       2.56       2.31       0.27       0.62       0.55
 Net gains or losses on securities (both realized and unrealized)     (0.96)      0.76       0.67      (0.23)      0.17       0.10
                                                                     -------    ------     ------     ------     ------     ------
 Total from Investment Operations ................................     0.19       3.32       2.98       0.04       0.79       0.65
                                                                     -------    ------     ------     ------     ------     ------
Distributions to Shareholders From:
 Dividends from net investment income ............................     1.15       2.55       2.31       0.27       0.62       0.55
 Net realized gains on investment transactions ...................     0.54       0.49         --       0.15         --         --
                                                                     -------    ------     ------     ------     ------     ------
 Total dividends and distributions ...............................     1.69       3.04       2.31       0.42       0.62       0.55
                                                                     -------    ------     ------     ------     ------     ------
Net Asset Value, End of Period ...................................   $39.79     $41.29     $41.01     $ 9.98     $10.36     $10.19
                                                                     =======    ======     ======     ======     ======     ======
Total Return .....................................................     0.44%      8.44%      7.64%      0.38%      7.98%      6.71%

Ratios/Supplemental Data:
 Net assets, end of period (in millions) .........................   $  609     $  590     $  520     $  369     $  353     $  319
Ratios to average net assets:#
 Expenses ........................................................     0.03%      0.03%      0.02%      0.04%      0.04%      0.06%
 Net investment income ...........................................     5.65%      6.27%      6.89%      5.33%      6.16%      6.67%
 Expenses without waivers and assumption of expenses .............     0.48%      0.51%      0.49%      0.50%      0.52%      0.54%
 Net investment income without waivers and assumption
  of expenses ....................................................     5.20%      5.79%      6.42%      4.87%      5.68%      6.19%
Portfolio turnover rate ..........................................      215%       306%       261%        79%       168%       193%



                                                                          Chase Vista Select
                                                                   ---------------------------------
                                                                         Short-Term Bond Fund
                                                                   ---------------------------------
                                                                     11/1/98     Year      1/1/97*
                                                                     Through     Ended     Through
                                                                    04/30/99   10/31/98    10/31/97
                                                                   ---------- ---------- -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period .............................   $10.69     $10.65      $10.62
                                                                     ------     ------      ------
Income from Investment Operations:
 Net investment income ...........................................     0.27       0.61        0.57
 Net gains or losses on securities (both realized and unrealized)     (0.08)      0.04        0.03
                                                                     ------     ------      ------
 Total from Investment Operations ................................     0.19       0.65        0.60
                                                                     ------     ------      ------
Distributions to Shareholders From:
 Dividends from net investment income ............................     0.27       0.61        0.57
 Net realized gains on investment transactions ...................     0.04         --          --
                                                                     ------     ------      ------
 Total dividends and distributions ...............................     0.31       0.61        0.57
                                                                     ------     ------      ------
Net Asset Value, End of Period ...................................   $10.57     $10.69      $10.65
                                                                     ======     ======      ======
Total Return .....................................................     1.75%      6.25%       5.82%

Ratios/Supplemental Data:
 Net assets, end of period (in millions) .........................   $   24     $   25      $   27
Ratios to average net assets:#
 Expenses ........................................................     0.08%      0.11%       0.11%
 Net investment income ...........................................     4.98%      6.01%       6.45%
 Expenses without waivers and assumption of expenses .............     0.74%      0.88%       0.63%
 Net investment income without waivers and assumption
  of expenses ....................................................     4.32%      5.24%       5.93%
Portfolio turnover rate ..........................................      193%       382%        406%

-------
* Commencement of operations.
# Short periods have been annualized.

                         See notes to financial statements.

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CHASE VISTA SELECT FIXED INCOME FUNDS  SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

Investment Adviser, Administrator,

Shareholder and Fund Servicing

Agent and Custodian

The Chase Manhattan Bank


Distributor

Vista Fund Distributors, Inc.


Transfer Agent

DST Systems, Inc.


Legal Counsel

Simpson Thacher & Bartlett


Independent Accountants

PricewaterhouseCoopers LLP



Chase Vista Funds are distributed by Vista Fund Distributors, Inc., which is unaffiliated with The Chase Manhattan Bank. Chase and its respective affiliates receive compensation from Chase Vista Funds for providing investment advisory and other services.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the funds without examination by independent accountants, who express no opinion thereto.

To obtain a prospectus for any of the Chase Vista Funds, call 1-800-34-VISTA. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



(C) The Chase Manhattan Corporation, 1999, 2000. All Rights Reserved. June 1999


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Chase Vista Funds Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039